Income tax, Tax Losses Carried Forward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 707,357,588	$ 1,201,013,037
2016 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 25,155,567
Expire rate	2026
2018 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 585,980,790
Expire rate	2028
2021 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 12,404,940
Expire rate	2031
2022 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 10,296,375
Expire rate	2032
2023 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 73,519,916
Expire rate	2033